Expense Example {- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2030 Fund - Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 47
3 years	147
5 years	254
10 years	$ 557